Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		$ 2,303,353	$ 2,035,540
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		1,714,381	3,363,624
Others, Financial Assets held for trading at fair value through profit or loss		411,689	409,328
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		73,959	49,065
Financial Assets, Total		73,959	49,065
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,444,721	2,196,116
Others, Financial liabilities held for trading at fair value through profit or loss		990	2,305
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		141,040	160,602
Financial Liabilities, Total		141,040	160,602
Level 1 [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		210,418	181,702
Others, Financial Assets held for trading at fair value through profit or loss		411,689	409,328
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	559,441	543,732
Derivative contracts financial for hedging purposes
Financial Assets, Total		1,181,548	1,134,762
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial for hedging purposes
Financial Liabilities, Total
Level 1 [Member] | Forwards [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Swaps [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Call Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Put Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Futures [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		210,418	181,702
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	550,418	532,203
Level 1 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 1 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 1 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	6,920	10,243
Level 1 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,103	1,286
Level 1 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,303,353	2,035,540
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		1,492,690	3,147,559
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	1,466,005	3,165,839
Derivative contracts financial for hedging purposes
Financial Assets, Total		5,336,007	8,398,003
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,444,721	2,196,116
Others, Financial liabilities held for trading at fair value through profit or loss		990	2,305
Derivative contracts financial for hedging purposes
Financial Liabilities, Total		2,586,751	2,359,023
Level 2 [Member] | Forwards [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		227,670	212,639
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Swaps [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,070,481	1,818,155
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		73,959	49,065
Level 2 [Member] | Call Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		4,949	3,435
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Put Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		253	1,311
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Futures [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		1,285,039	2,845,611
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	110,359	1,305,449
Level 2 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		206,675	301,948
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	1,303,708	1,653,182
Level 2 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		976
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	51,938	207,208
Level 2 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 2 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 2 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		73,959	49,065
Level 3 [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		11,273	34,363
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	72,391	88,866
Derivative contracts financial for hedging purposes
Financial Assets, Total		83,664	123,229
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial for hedging purposes
Financial Liabilities, Total
Level 3 [Member] | Forwards [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Swaps [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Call Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Put Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Futures [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 3 [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		11,273	34,363
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	71,922	88,483
Level 3 [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 3 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	357	358
Level 3 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	112	25
Level 3 [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		241,757	221,626
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,197,858	1,969,558
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		141,040	160,602
Swaps [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		4,151	1,061
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		955	3,871
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 1 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 2 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 3 [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 1 [Member]
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 2 [Member]
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		141,040	160,602
Subtotal Liabilities [Member] | Level 3 [Member]
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,303,353	2,035,540
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		1,714,381	3,363,624
Others, Financial Assets held for trading at fair value through profit or loss		411,689	409,328
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,097,837	3,798,437
Derivative contracts financial for hedging purposes
Financial Assets, Total		6,601,219	9,655,994
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,444,721	2,196,116
Others, Financial liabilities held for trading at fair value through profit or loss		990	2,305
Derivative contracts financial for hedging purposes
Financial Liabilities, Total		2,586,751	2,359,023
Fair Value [Member] | Forwards [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		227,670	212,639
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,070,481	1,818,155
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		73,959	49,065
Fair Value [Member] | Call Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		4,949	3,435
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		253	1,311
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Derivative contracts financial:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | From the Chilean Government and Central Bank [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		1,495,457	3,027,313
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	660,777	1,837,652
Fair Value [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		217,948	336,311
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	1,375,630	1,741,665
Fair Value [Member] | Financial debt instruments issued Abroad [Member]
Debt Financial Instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		976
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	51,938	207,208
Fair Value [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	7,277	10,601
Fair Value [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,215	1,311
Fair Value [Member] | Subtotal Assets [Member]
Derivative contracts financial for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		73,959	49,065
Fair Value [Member] | Forwards [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		241,757	221,626
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,197,858	1,969,558
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		141,040	160,602
Fair Value [Member] | Call Options [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		4,151	1,061
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		955	3,871
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Derivative contracts financial:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Subtotal Liabilities [Member]
Derivative contracts financial for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		$ 141,040	$ 160,602

[1]	As of December 31, 2024, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.